Notes Payable And Long-Term Debt	12 Months Ended
Jan. 31, 2011
Notes Payable And Long-Term Debt
Notes Payable And Long-Term Debt

Note 7—Notes Payable and Long-Term Debt:

The Company's notes payable and long-term debt consisted of the following for the years presented:

			January 31
	Stated interest rate	Effective interest rate	2011	2010
			($ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$—
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	—
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	549
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	13

Total notes payable and long-term debt			1,852	1,106
Less current portion			3	3

Total notes payable and long-term debt, net of current portion			$1,849	$1,103

Fair value of notes payable and long-term debt			$1,930	$1,165

Interest is payable on the Company's senior unsecured notes on a semi-annual basis with principal payments due on maturity. The note discounts, issuance costs and the loss on the settlement of related treasury lock contracts are amortized to interest expense, which results in an effective interest rate that is higher than the stated interest rate of the notes.

The senior unsecured notes contain customary restrictive covenants, including, among other things, restrictions on the Company's ability to create liens and enter into sale and leaseback transactions. The Company was in compliance with all covenants as of January 31, 2011.

Maturities of notes payable and long-term debt are as follows:

Year Ending January 31	Total
(in millions)
2012	$3
2013	553
2014	1
2015	1
2016	1
2017 and thereafter	1,301

Total principal payments	1,860
Less unamortized discount	8

$1,852